Financial Instruments and Risk Management (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
MYR/SGD [Member]
Financial Instruments and Risk Management [Line Items]
Average monthly variance rate	2.00%	0.03%
Other variables held post-tax profit	$ 266,404	$ 27,185
GBP/SGD [Member]
Financial Instruments and Risk Management [Line Items]
Average monthly variance rate	0.36%	0.54%
Other variables held post-tax profit	$ 48,001	$ 448,826